Segment Information - Net Sales by Geographic region (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statements
Net sales	$ 1,576,366	$ 1,674,657	$ 4,386,640	$ 6,186,638
United States
Statements
Net sales	1,397,969	1,496,988	3,682,248	5,253,587
International
Statements
Net sales	$ 178,397	$ 177,669	$ 704,392	$ 933,051